OTHER INFORMATION (Details Narrative) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	Nov. 15, 2021	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Volatility calculated considering		5 years
General vesting period		5 years
Vesting percentage per year		20.00%
Income (Loss) as personnel expenses		€ 1,256
Codere Argentina, S.A [Member]
IfrsStatementLineItems [Line Items]
Initially retaining stakes	5.00%
SEJO [Member]
IfrsStatementLineItems [Line Items]
Initially retaining stakes	95.00%